GOODWILL	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
GOODWILL
GOODWILL
Goodwill of $1,041 million at December 31, 2019 (December 31, 2018 - $1,109 million) was primarily attributable to Center Parcs UK and IFC Seoul. The partnership performs a goodwill impairment test annually by assessing if the carrying value of the cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell or the value in use.